Other Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Incurred
Debt	$ 1,230		$ 1,401		$ 1,470
Other	212		237		269
Capitalized	(488)		(471)		(472)
Expensed	954	[1]	1,167	[1]	1,267	[1]
Other Income
Interest income	170		135		166
Other, net	104		47		91
Other income	274		182		257
Research and Development Expenditures-expensed	193		172		121
Advertising Expenses	29		8		12
Shipping and Handling Costs	1,417	[2]	1,387	[2]	1,213	[2]
Cash Dividends paid per common share	$ 2.64		$ 2.15		$ 1.91
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	(33)		(39)		(3)
Alaska [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax
Lower 48 and Latin America [Member]
Other Income
Interest income	51		54		59
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax			1
Canada [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	(3)		10		(28)
Europe [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	7		20		86
Asia Pacific and Middle East [Member]
Other Income
Interest income	7		8		10
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	(23)		(96)		26
Other International [Member]
Other Income
Interest income	18		19		22
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	3		4		27
LUKOIL Investment [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	(1)		15		(20)
Corporate and Other [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	$ (16)		$ 7		$ (94)

[1]	Pretax interest expense of $18 million, $20 million and $22 million for the years 2011, 2010 and 2009, respectively, are included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream business. See Note 26-Separation of Downstream Business.
[2]	Amounts included in production and operating expenses.